Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Benefit Plans
Schedule of changes in obligations and funded status of the defined benefit pension plan
Information about changes in obligations and funded status of the defined benefit pension plan follows:

	Oneida Savings Bank		State Bank of Chittenango
	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of year	$4,225,480	$4,348,105	$2,457,868	$2,624,798
Service cost	—	—	20,361	22,335
Interest cost	190,878	168,421	101,904	96,191
Actuarial gain	483,798	100,950	420,767	(60,747)
Benefits paid	(533,820)	(391,996)	(221,698)	(224,709)
Plan settlements paid	(4,366,336)	—	—	—
Benefit obligation at end of year	$—	$4,225,480	$2,779,202	$2,457,868
Change in plan assets, at fair value:
Beginning plan assets	$4,375,556	$3,955,438	$2,183,032	$1,976,719
Actual return	357,144	612,114	176,862	315,691
Benefits paid	(533,820)	(391,996)	(225,922)	(224,558)
Plan settlements paid	(4,366,336)	—	—	—
Employer contributions	167,456	200,000	—	115,180
Ending plan assets	$—	$4,375,556	$2,133,972	$2,183,032
Funded status at year end (plan assets less benefit obligation)	$—	$150,076	$(645,230)	$(274,836)

Schedule of amounts recognized in accumulated other comprehensive income
Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	Oneida Savings Bank		State Bank of Chittenango
	2014	2013	2014	2013
Net actuarial loss (gain)	$—	$1,707,779	$1,208,402	$885,747
Prior service cost (credit)	—	—	—	—
	$—	$1,707,779	$1,208,402	$885,747

Schedule of components of net periodic pension cost and other amounts recognized in other comprehensive income
The net periodic pension cost and other amounts recognized in other comprehensive income for the years ended December 31 includes the following components:

	Oneida Savings Bank			State Bank of Chittenango
	2014	2013	2012	2014	2013	2012
Service cost benefits earned during the period	$—	$—	$—	$20,361	$22,335	$26,335
Interest cost on projected benefit obligation	190,878	168,421	168,082	101,904	96,191	105,807
Expected return on plan assets	(150,829)	(289,458)	(264,680)	(134,057)	(120,698)	(127,794)
Net amortization and deferral	281,175	238,847	140,739	59,531	81,782	79,058
Loss due to plan settlement	1,707,779	—	—	—	—	—
Net periodic pension cost	2,029,003	117,810	44,141	47,739	79,610	83,406
Net loss (gain)	281,175	(221,706)	(148,815)	382,186	(255,891)	34,553
Prior service cost (credit)	—	—	—	—	—	—
Amortization of loss	(281,175)	(238,847)	(140,739)	(59,531)	(81,782)	(79,058)
Loss due to plan settlement	(1,707,779)	—	—	—	—	—
Total recognized in other comprehensive income	(1,707,779)	(460,553)	(289,554)	322,655	(337,673)	(44,505)
Total recognized in net periodic cost and other comprehensive income	$321,224	$(342,743)	$(245,413)	$370,394	$(258,063)	$38,901

Schedule of weighted average assumptions used to determine benefit obligation and net cost

	Oneida Savings Bank		State Bank of Chittenango
Assumptions	2013	2012	2014	2013	2012

Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	4.04%	3.97%	3.60%	4.36%	3.84%

Weighted-average assumptions used to determine net cost
Discount rate	3.97%	4.98%	4.36%	3.84%	4.27%
Expected return on plan assets	7.50%	7.50%	6.50%	6.50%	7.00%

Schedule of benefit payments expected to be paid	The following benefit payments are expected to be paid:

State Bank
Fiscal year ending December 31:	of Chittenango
2015	$194,122
2016	188,664
2017	183,349
2018	177,537
2019	171,620
Years 2020- 2024	811,096

Schedule of shares held by the ESOP	Shares held by the ESOP were as follows:

	2014	2013

Allocated to participants	462,812	444,789
Unearned	—	18,023
Total ESOP shares	462,812	462,812

Fair value of unearned shares	$—	$228,351

Oneida Savings Bank pension plan
Benefit Plans
Schedule of fair value of the plan assets by asset category
The fair value of plan assets, as previously defined, at December 31, 2013, by asset category, is as follows:

		Fair Value Measurements at December 31, 2013 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash	$223,745	$223,745	$—	$—
Equities
Common stock	2,558,970	2,558,970	—	—
Real estate investment trust	47,516	47,516	—	—
Fixed income securities
Government issues (US Treasuries)	288,398	—	288,398	—
FHLMC	370,769	—	370,769	—
FNMA	119,050	—	119,050	—
Exchange traded funds	767,108	767,108	—	—
Total	$4,375,556	$3,597,339	$778,217	$—

State Bank of Chittenango pension plan
Benefit Plans
Schedule of pension plan asset allocation, target allocation and expected long-term rate of return by asset category
The Company’s pension plan asset allocation at year-end 2014 and 2013, target allocation for 2015 and expected long-term rate of return by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at December 31,		Weighted- Average Expected Long Term Rate
Asset Category	2015	2014	2013	of Return

Cash equivalents	0 - 20%	9%	5%	0.4%
Equity securities	40 - 60%	48%	51%	4.1%
Fixed income securities	40 - 60%	43%	44%	2.0%
Other financial instruments	0 - 5%	—%	—%	—%
Total		100%	100%	6.5%

Schedule of fair value of the plan assets by asset category
The following table represents the System's fair value hierarchy for its financial assets (investments), as defined previously, measured at fair value on a recurring basis as of December 31, 2014:

		Fair Value Measurements at December 31, 2014 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$881	$881	$—	$—
Government issues	7,022	—	7,022	—
Short term investment funds	178,636	—	178,636	—
Equities
Common stock	415,926	415,926	—	—
Depository receipts	5,213	5,213	—	—
Commingled pension trust funds	304,980	—	304,980	—
Exchange Traded funds	298,506	298,506	—	—
Preferred stock	3,952	3,952	—	—
Fixed income securities
Auto loan receivables	9,332	—	9,332	—
Collateralized mortgage obligations	19,249	—	19,249	—
Commingled pension trust funds	595,230	—	595,230	—
Corporate bonds	83,877	—	83,877	—
Federal Home Loan Mortgage Corp.	2,059	—	2,059	—
Federal National Mortgage Assoc.	55,083	—	55,083	—
Government National Mortgage Assoc. II	3,470	—	3,470	—
Government issues	145,092	—	145,092	—
Other asset backed securities	4,536	—	4,536	—
Other securities	928	—	928	—
Total	$2,133,972	$724,478	$1,409,494	$—
The fair value of plan assets, as previously defined, at December 31, 2013, by asset category, is as follows:

		Fair Value Measurements at December 31, 2013 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$3,112	$3,112	$—	$—
Government issues	31,653	—	31,653	—
Short term investment funds	84,371	—	84,371	—
Equities
Common stock	1,083,768	1,083,768	—	—
Depository receipts	13,691	10,433	3,258	—
Preferred stock	5,107	5,107	—	—
Real estate investment trust	3,185	3,185	—	—
Fixed income securities
Auto loan receivable	7,853	—	7,853	—
Collateralized mortgage obligations	239,223	—	239,223	—
Corporate bonds	257,133	—	257,133	—
Federal Home Loan Mortgage Corp.	29,826	—	29,826	—
Federal National Mortgage Assoc.	102,845	—	102,845	—
Government National Mortgage Assoc. I	7,258	—	7,258	—
Government National Mortgage Assoc. II	3,248	—	3,248	—
Government issues	303,595	—	303,595	—
Municipals	7,164	—	7,164	—
Total	$2,183,032	$1,105,605	$1,077,427	$—